Net interest income - Summary of net interest income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income:
Cash and due from banks at amortized cost	₩ 780,046	₩ 590,831	₩ 281,575
Deposits at FVTPL	133	0	1,329
Securities at FVTPL	1,693,064	1,396,409	924,346
Securities at FVOCI	2,744,083	2,357,108	1,846,888
Securities at amortized cost	1,101,721	1,062,110	691,798
Loans at amortized cost	22,410,903	21,676,818	16,064,617
Loans at FVTPL	100,122	120,815	69,146
Insurance finance interest income	219,409	240,534	119,801
Others	159,857	134,586	92,825
Interest income	29,209,338	27,579,211	20,092,325
Interest expense:
Deposits	(10,220,774)	(9,790,811)	(4,642,670)
Financial liabilities designated at FVTPL	(13,292)	(9,804)	(1,296)
Borrowings	(1,862,406)	(1,895,913)	(938,641)
Debt securities issued	(3,408,678)	(2,735,421)	(1,901,458)
Insurance finance interest expense	(1,901,536)	(1,945,318)	(1,792,702)
Others	(400,350)	(384,022)	(218,705)
Interest expense	(17,807,036)	(16,761,289)	(9,495,472)
Net interest income	₩ 11,402,302	₩ 10,817,922	₩ 10,596,853